Employee Benefits Expense - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits	$ 212,153	$ 130,979	$ 73,608
Capitalized employee costs	34,000	43,000	36,000
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits	62,300	34,500	3,700
Platform and Application Expense
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits	6,900	8,800	7,200
Research and Development Expense
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits	42,900	53,300	36,600
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits	$ 100,095	$ 34,362	$ 26,020